Risks and Uncertainties (Details) - Schedule of translation of financial statements of foreign subsidiary	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of translation of financial statements of foreign subsidiary [Abstract]
Balance sheet items, except for equity accounts	6.5326	6.9680
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.9020	6.9088